 Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Principal Funds, Inc.

In planning and performing our audits of the financial statements of each of the funds comprising Principal Funds, Inc. listed in Exhibit A attached hereto (collectively, the “Funds”) as of and for the year ended October 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2025.

This report is intended solely for the information and use of management and the Board of Directors of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Minneapolis, Minnesota

December 22, 2025

Exhibit A

California Municipal Fund Core Fixed Income Fund Core Plus Bond Fund Diversified Income Fund Diversified International Fund Equity Income Fund

Finisterre Emerging Markets Total Return Bond Fund Global Emerging Markets Fund Global Real Estate Securities Fund Government & High Quality Bond Fund Government Money Market Fund High Yield Fund Inflation Protection Fund

International Equity Fund LargeCap Growth Fund I LargeCap S&P 500 Index Fund LargeCap Value Fund III MidCap Fund MidCap S&P 400 Index Fund MidCap Value Fund I Money Market Fund

Overseas Fund Principal Capital Appreciation Fund Principal LifeTime 2015 Fund Principal LifeTime 2020 Fund Principal LifeTime 2025 Fund Principal LifeTime 2030 Fund Principal LifeTime 2035 Fund Principal LifeTime 2040 Fund Principal LifeTime 2045 Fund Principal LifeTime 2050 Fund Principal LifeTime 2055 Fund Principal LifeTime 2060 Fund Principal LifeTime 2065 Fund Principal LifeTime 2070 Fund Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid 2055 Fund Principal LifeTime Hybrid 2060 Fund Principal LifeTime Hybrid 2065 Fund Principal LifeTime Hybrid 2070 Fund Principal LifeTime Hybrid Income Fund Principal LifeTime Strategic Income Fund

Real Estate Securities Fund SAM Balanced Portfolio SAM Conservative Balanced Portfolio SAM Conservative Growth Portfolio SAM Flexible Income Portfolio SAM Strategic Growth Portfolio Short-Term Income Fund SmallCap Fund SmallCap Growth Fund I SmallCap S&P 600 Index Fund SmallCap Value Fund II Tax-Exempt Bond Fund